UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Worldwide Bond Fund
Schedule of Portfolio Investments
September 30, 2006

Country		Principal Amount	Bonds and Notes		Value
Bonds And Notes:
Austria 5.0%
	JPY	300,000,000	Oester Kontroll Bank Bond
			1.80 % due 3/23/10		$ 2,717,839
Canada 7.2%
	CAD	4,000,000	Canadian Government Bond
			6.00 % due 6/1/11		3,896,426
France 7.0%
	EUR	3,000,000	French Treasury Note
			3.75% due 1/12/07		3,788,335
Germany 17.7%
			Bundesrepublik Deutschland Bonds:
	EUR	2,709,847	6.00% due 1/4/07		3,440,496
	EUR	1,500,000	4.50% due 7/4/09		1,936,532
	EUR	3,000,000	4.75% due 7/4/28		4,242,499
					9,619,527
Italy 8.2%
	EUR	3,500,000	Italian Government Bond
			4.50% due 3/1/07		4,434,631
New Zealand 5.5%
	NZD	4,500,000	New Zealand Government Bond
			6.50% due 4/15/13		2,973,391
Spain 7.0%
	EUR	3,000,000	Spanish Government Bond
			4.00% due 1/31/10		3,832,848
United Kingdom 8.1%
	GBP	2,400,000	Great Britain Government Bond
			7.50% due 12/7/06		4,395,881
United States 28.0%
	JPY	300,000,000	KFW International Finance, Inc. Bond		2,713,368
			1.75% due 3/23/10
			U.S. Treasury Notes/Bonds:
		$ 5,000,000	5.50% 5/15/09		4,906,645
		$ 5,000,000	4.00% 3/15/10		5,109,770
		$ 2,000,000	6.625% 2/15/27		2,460,007
					15,189,790
Total Bonds and Notes 93.7%
(Cost: $42,055,153)					50,848,668

Short-Term Obligations 4.8%			Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 9/29/06; maturity value $2,595,930 (with State Street Bank & Trust Co., collateralized by $2,650,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $2,650,101) (Cost: $2,595,000)			10/2/06	4.30%	2,595,000
Total Investments 98.5%
(Cost: $44,650,373)					53,443,668
Other assets less liabilities 1.5%					830,995
Net Assets 100.0%					$ 54,274,663

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar

Summary of Investments by Industry		% of Net Assets
Foreign Governments		60.7%
U.S. Government		23.0%
Foreign Banks		10.0%
Short-Term Obligations		4.8%
Other Assets Less Liabilities		1.5%
		100.0%

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Bond Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

Date: November 29, 2006